Finance costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Finance Costs [Abstract]
Fee and commission expense	$ 4,512	$ 2,245
Accretion expense on the provision for reclamation	8,967	5,616
Interest expense on lease liabilities	657	679
Other financing fees	1,209	983
Total finance costs	$ 15,345	$ 9,523